Long-Term Debt (Details Narrative) - USD ($) $ in Thousands				6 Months Ended
	Sep. 27, 2018	Feb. 28, 2018	Jun. 06, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Total long-term debt outstanding				$ 61,221		$ 63,422
Gain from debt extinguishment					$ 4,306
Long-term debt, weighted average interest rate				8.19%	5.05%
Actual leverage ratio				69.50%
Difference between actual ratio and required threshold				4.50%
Working capital deficit				$ 13,612
Loan Agreement [Member] | Sixthone Corp [Member] | Pyxis Delta Vessel [Member]
Extended Long term debt maturity, description			loans from September 2018 to September 2022
Loan Agreement [Member] | Seventhone Corp [Member] | Pyxis Theta Vessel [Member]
Extended Long term debt maturity, description			loans from September 2018 to September 2022
Previous Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 26,906
Cash used for refinance of existing Indebtedness		2,100
Gain from debt extinguishment		4,306
New Secured Loan - Secondone, Thirdone and Fourthone [Member]
Total long-term debt outstanding		$ 20,500
Secured loan term		5 years
Interest rate margin		4.65%
New Secured Loan - Secondone and Thirdone [Member]
Total long-term debt outstanding per facility				$ 3,890
Loan amortization profile				As of June 30, 2019, each of Secondone's and Thirdone's outstanding loan balance, amounting to $3,890, is repayable in 15 remaining quarterly installments of $100 each, the first falling due in August 2019, and the last installment accompanied by a balloon payment of $2,390 falling due in February 2023.
Long-term debt first periodic payment				2019-08
Long-term debt balloon payment year				2023-02
Long-term debt balloon payments per facility				$ 2,390
Quarterly installments payable (15 installments per facility)				100
New Secured Loan - Fourthone [Member] | Pyxis Malou Vessel [Member]
Total long-term debt outstanding				10,620
Long-term debt balloon payments				$ 5,400
Loan amortization profile				As of June 30, 2019, the outstanding balance of Fourthone loan of $10,620 is repayable in 15 remaining quarterly installments amounting to $5,220, the first falling due in August 2019, and the last installment accompanied by a balloon payment of $5,400 falling due in February 2023. The first installment, amounting to $300, is followed by two amounting to $300 each, four amounting to $330 each, four amounting to $360 each and four amounting to $390 each.
Long-term debt first periodic payment				2019-08
Long-term debt balloon payment year				2023-02
Quarterly installments payable (15 installments per facility)				$ 5,220
New Secured Loan - Eighthone Corp [Member]
Extended Long term debt maturity, description	September 2023
Total long-term debt outstanding	$ 24,000
Quarterly installments payable (18 installments)	Equal to the lower of $400 and excess cash computed through a cash sweep mechanism, plus a balloon payment due at maturity
New Secured Loan - Eighthone Corp [Member] | First Two Year [Member]
Interest rate margin	11% of which 1.0% can be paid as PIK
New Secured Loan - Eighthone Corp [Member] | Thereafter [Member]
Interest rate margin	11.00%
Previous Secured Loan - Eighthone Corp [Member]
Total long-term debt outstanding	$ 16,000
Lender [Member] | Loan Agreement [Member] | Sixthone and Seventhone [Member]
Total long-term debt outstanding				18,821
Quarterly installments payable (13 installments)				651
Long-term debt balloon payments				$ 10,358